Share-based payments - Changes in Outstanding ELTIP and EDIP Awards (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EDIP | Time Vesting Shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	226	265	218
Granted (in shares)	115	175	150
Vested (fair value in 2016: $6.9 million, 2015: $10.6 million) (in shares)	(118)	(207)	(103)
Resignations, retirements, redundancies (in shares)	(8)	(7)	0
Outstanding at end of year (in shares)	215	226	265
ELTIP | Time Vesting Shares and Performance Shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	606	706	644
Granted (in shares)	360	253	255
Vested (fair value in 2016: $6.9 million, 2015: $10.6 million) (in shares)	(302)	(322)	(185)
Resignations, retirements, redundancies (in shares)	(24)	(31)	(8)
Outstanding at end of year (in shares)	640	606	706
EDIP and ELTIP
Changes in Outstanding ELTIP and EDIP Awards
Fair value of awards vested	$ 6.9	$ 10.6